MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Investment Objective
The Fund seeks to achieve long-term appreciation in the value of its shares.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Redemption Fee (as a % of amount redeemed if held less than 1 year)	[1]	1.00%
[1]	A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Management Fees		1.90%
Distribution and Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.91%
Fee Waiver	[2]	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver		1.30%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Adviser, has contractually agreed to reduce its fees in order to limit the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.29% of the Fund's daily average net assets. To the extent that the Fund incurs any excluded expenses (e.g., Acquired Fund Fees and Expenses), the Total Annual Fund Operating Expenses After Fee Reduction and Expense Reimbursement will exceed 1.29%. This expense limitation agreement has a term ending January 31, 2016. This expense limitation agreement may be terminated prior to January 31, 2016 only with the consent of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
MEYERS CAPITAL AGGRESSIVE GROWTH FUND	132	541	975	2,183

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 752.40% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a portfolio of U.S. and foreign common stocks that the Fund's investment adviser, Meyers Capital Management Group, LLC (the "Adviser"), believes have superior prospects for growth. The Adviser's investment process focuses on small capitalization companies that the Adviser believes are 'undiscovered.' The Adviser defines a small capitalization company as one with market capitalization of less than $3 billion. The Adviser's strategy is based on the belief that because smaller-capitalization companies are not as well-known and have less of an investor following, they may provide higher returns due to price inefficiencies.

The Fund invests in common stocks of companies that the Adviser believes exhibit strong earnings growth characteristics. The Adviser looks for companies with positive growth criteria such as increasing revenues, cash flow and earnings.

In addition to investing in common stocks directly, the Fund may invest in exchange traded funds ("ETFs"). ETFs will be selected based on their ability to offer specific sector and style exposure in a cost and tax efficient manner. In addition, the Fund may invest in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in ETFs that hold foreign securities or ADRs. The Fund is non-diversified, which means that the Fund may take a larger position in a small number of companies than a diversified fund.

The Adviser may sell a security in order to generate cash to invest in more attractive opportunities. In addition, a negative change in the prospects of the company may cause the Adviser to sell a security. This may result in a high rate of portfolio turnover and a larger portion of any net gains being realized as short-term capital gains. The Adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

ETF Risks. The ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and operational expenses of the ETF.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.

Growth Stock Risk. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a company in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversification Risk. The Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Portfolio Turnover Risk. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Security Specific Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Smaller Company Risk. The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than do larger companies. Securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-866-232-3837.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter: June 30, 2009 23.63% Worst Quarter: September 30, 2011 (24.43)% The total return for Fund shares from January 1, 2014 to June 30, 2014 was 12.20%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns MEYERS CAPITAL AGGRESSIVE GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
MEYERS CAPITAL AGGRESSIVE GROWTH FUND	54.35%	13.37%	6.23%	Sep. 02, 2008
MEYERS CAPITAL AGGRESSIVE GROWTH FUND After Taxes on Distributions	38.56%	10.94%	4.09%	Sep. 02, 2008
MEYERS CAPITAL AGGRESSIVE GROWTH FUND After Taxes on Distributions and Sales	31.24%	9.59%	3.92%	Sep. 02, 2008
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	43.27%	22.58%	11.44%	Sep. 02, 2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). The Russell 2000 Growth Index is intended to measure the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics.